Schedule of Investments(a)
May 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.15%
Aerospace & Defense–1.22%
Curtiss-Wright Corp.	297,894	$42,294,990
Apparel Retail–1.87%
Boot Barn Holdings, Inc.(b)	801,415	64,674,190
Apparel, Accessories & Luxury Goods–1.45%
Oxford Industries, Inc.	549,404	50,083,669
Application Software–6.12%
HashiCorp, Inc., Class A(b)	249,848	8,749,677
Manhattan Associates, Inc.(b)	657,106	79,463,828
Paylocity Holding Corp.(b)	345,842	60,473,932
Sprout Social, Inc., Class A(b)	694,956	35,394,109
Workiva, Inc.(b)	372,879	27,223,896
		211,305,442
Asset Management & Custody Banks–3.21%
Cohen & Steers, Inc.	518,255	39,496,214
Hamilton Lane, Inc., Class A	1,025,099	71,295,635
		110,791,849
Biotechnology–2.03%
Halozyme Therapeutics, Inc.(b)	1,279,161	58,815,823
Veracyte, Inc.(b)	647,798	11,388,289
		70,204,112
Building Products–1.74%
Advanced Drainage Systems, Inc.	549,255	60,148,915
Casinos & Gaming–1.44%
Red Rock Resorts, Inc., Class A	1,282,168	49,658,367
Commodity Chemicals–2.29%
Olin Corp.	1,200,713	78,994,908
Construction & Engineering–3.37%
Valmont Industries, Inc.	137,302	35,252,288
WillScot Mobile Mini Holdings Corp.(b)	2,272,953	81,212,611
		116,464,899
Data Processing & Outsourced Services–0.88%
ExlService Holdings, Inc.(b)	212,578	30,226,466
Diversified Chemicals–0.51%
Chemours Co. (The)	407,305	17,550,772
Diversified Metals & Mining–0.57%
MP Materials Corp.(b)	497,269	19,607,317
Diversified REITs–1.10%
PS Business Parks, Inc.	202,085	37,917,209
Electronic Equipment & Instruments–1.35%
Novanta, Inc.(b)	379,133	46,618,194
Environmental & Facilities Services–3.26%
Casella Waste Systems, Inc., Class A(b)	1,138,233	81,474,718
Clean Harbors, Inc.(b)	332,440	31,049,896
		112,524,614
Shares		Value
Food Distributors–1.01%
Performance Food Group Co.(b)	807,052	$34,977,634
Health Care Equipment–9.23%
AtriCure, Inc.(b)	527,368	21,426,962
Axonics, Inc.(b)	1,038,059	51,902,950
CONMED Corp.	183,325	21,318,864
CryoPort, Inc.(b)	362,661	9,229,723
Globus Medical, Inc., Class A(b)	705,244	46,969,250
Inari Medical, Inc.(b)	555,303	36,538,937
Omnicell, Inc.(b)	66,642	7,407,925
Penumbra, Inc.(b)	121,604	17,866,060
Shockwave Medical, Inc.(b)	253,105	41,562,372
Tandem Diabetes Care, Inc.(b)	946,314	64,510,225
		318,733,268
Health Care Facilities–2.86%
Acadia Healthcare Co., Inc.(b)	364,805	25,963,172
Surgery Partners, Inc.(b)	1,002,539	39,299,529
Tenet Healthcare Corp.(b)	518,451	33,548,964
		98,811,665
Health Care Services–1.27%
AMN Healthcare Services, Inc.(b)	306,597	29,709,249
Option Care Health, Inc.(b)	468,621	14,227,334
		43,936,583
Health Care Technology–2.85%
Certara, Inc.(b)	405,651	8,242,828
Evolent Health, Inc., Class A(b)	535,996	15,077,568
Health Catalyst, Inc.(b)	505,513	7,405,765
Inspire Medical Systems, Inc.(b)	381,938	67,538,097
		98,264,258
Hotels, Resorts & Cruise Lines–3.22%
Choice Hotels International, Inc.	523,266	66,920,489
Wyndham Hotels & Resorts, Inc.	552,255	44,252,193
		111,172,682
Hypermarkets & Super Centers–0.91%
BJ’s Wholesale Club Holdings, Inc.(b)	542,424	31,390,077
Industrial Machinery–3.61%
Chart Industries, Inc.(b)	410,951	72,278,062
Evoqua Water Technologies Corp.(b)	1,058,140	37,659,203
Kornit Digital Ltd. (Israel)(b)	349,518	14,669,270
		124,606,535
Investment Banking & Brokerage–2.41%
LPL Financial Holdings, Inc.	424,206	83,224,975
IT Consulting & Other Services–2.09%
Endava PLC, ADR (United Kingdom)(b)	193,853	19,557,829
Globant S.A.(b)	277,802	52,646,257
		72,204,086
Leisure Facilities–2.60%
Planet Fitness, Inc., Class A(b)	808,639	56,903,926

See accompanying notes which are an integral part of this schedule.
Invesco Discovery Fund

Shares		Value
Leisure Facilities–(continued)
SeaWorld Entertainment, Inc.(b)	605,309	$32,795,642
		89,699,568
Life Sciences Tools & Services–3.85%
Medpace Holdings, Inc.(b)	402,607	57,669,426
Repligen Corp.(b)	458,210	75,361,799
		133,031,225
Oil & Gas Equipment & Services–0.61%
Cactus, Inc., Class A	401,124	21,026,920
Oil & Gas Exploration & Production–5.04%
Matador Resources Co.	1,284,540	78,228,486
PDC Energy, Inc.	619,588	49,034,195
SM Energy Co.	968,223	46,736,124
		173,998,805
Oil & Gas Storage & Transportation–0.61%
New Fortress Energy, Inc.	449,632	20,948,355
Packaged Foods & Meats–1.76%
Freshpet, Inc.(b)	443,620	31,927,331
Simply Good Foods Co. (The)(b)	720,097	28,775,076
		60,702,407
Pharmaceuticals–0.39%
Intra-Cellular Therapies, Inc.(b)	233,003	13,374,372
Property & Casualty Insurance–1.19%
Kinsale Capital Group, Inc.	186,895	41,094,473
Regional Banks–2.96%
Pinnacle Financial Partners, Inc.	772,609	62,905,825
Wintrust Financial Corp.	448,479	39,192,580
		102,098,405
Semiconductor Equipment–1.29%
Nova Ltd. (Israel)(b)	420,679	44,684,523
Semiconductors–5.41%
Ambarella, Inc.(b)	231,764	19,750,928
Impinj, Inc.(b)	428,298	20,048,629
Shares		Value
Semiconductors–(continued)
Lattice Semiconductor Corp.(b)	1,519,876	$79,063,950
MACOM Technology Solutions Holdings, Inc.(b)	802,751	43,757,957
SiTime Corp.(b)	112,873	24,041,949
		186,663,413
Specialized REITs–2.01%
National Storage Affiliates Trust	985,891	51,709,983
Outfront Media, Inc.	857,442	17,689,028
		69,399,011
Specialty Chemicals–0.96%
Livent Corp.(b)	1,045,511	33,236,795
Systems Software–3.66%
CyberArk Software Ltd.(b)	491,700	68,297,130
Gitlab, Inc., Class A(b)	19,539	760,849
Tenable Holdings, Inc.(b)	487,007	24,496,452
Varonis Systems, Inc.(b)	988,660	32,694,986
		126,249,417
Trading Companies & Distributors–1.21%
Herc Holdings, Inc.	355,261	41,643,694
Trucking–0.73%
Saia, Inc.(b)	128,102	25,311,674
Total Common Stocks & Other Equity Interests (Cost $2,938,071,733)		3,319,550,733
Money Market Funds–3.57%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(c)(d)	43,823,453	43,823,453
Invesco Liquid Assets Portfolio, Institutional Class, 0.75%(c)(d)	29,418,569	29,415,627
Invesco Treasury Portfolio, Institutional Class, 0.54%(c)(d)	50,083,947	50,083,947
Total Money Market Funds (Cost $123,319,773)		123,323,027
TOTAL INVESTMENTS IN SECURITIES–99.72% (Cost $3,061,391,506)		3,442,873,760
OTHER ASSETS LESS LIABILITIES—0.28%		9,827,083
NET ASSETS–100.00%		$3,452,700,843
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$30,008,519	$544,908,166	$(531,093,232)	$-	$-	$43,823,453	$35,777
Invesco Liquid Assets Portfolio, Institutional Class	21,249,288	387,534,344	(379,352,310)	3,254	(18,949)	29,415,627	38,981
Invesco Treasury Portfolio, Institutional Class	34,295,451	622,752,189	(606,963,693)	-	-	50,083,947	47,874
Total	$85,553,258	$1,555,194,699	$(1,517,409,235)	$3,254	$(18,949)	$123,323,027	$122,632

See accompanying notes which are an integral part of this schedule.
Invesco Discovery Fund

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2022, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Discovery Fund